SCHEDULE OF CONTINGENT CONSIDERATION (Details) (Parenthetical) - Zigi Carmel Initiatives and Investments Ltd. [member] - Former Shareholder [Member]	Sep. 22, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of common stock issued	7,920,000
Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued	41,684
Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued	7,920,000
Share price per shares | $ / shares	$ 5.40
Share Exchange Agreement [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued	41,684